RELATED PARTY TRANSACTIONS - MATERIAL BALANCES WITH CSRG GROUP (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2018 CNY (¥)
Disclosure of receivables and payables from/to related parties
Trade receivables	¥ 3,477,558			¥ 2,949,492
Other receivables	244,904			311,265
Trade payables and payables for fixed assets and construction-in-progress	1,538,098	$ 220,934		1,440,834
Other payables	304,306			255,026
China State Railway Group [member]
Disclosure of receivables and payables from/to related parties
Trade receivables	1,148,352			1,015,057
Other receivables	48,418			1,149
Trade payables and payables for fixed assets and construction-in-progress	69,335			32,688
Other payables	¥ 3,466			¥ 35,851

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.